Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Service Agreements
Transactions
Sales of goods and services	€ 53,625	€ 62,626	€ 94,120
Purchases of goods and services	134,946	126,046	103,195
Balances
Accounts receivable	70,338	109,714
Accounts payable	6,776	12,489
Accrued expenses	8,352	9,376
Products
Transactions
Sales of goods and services	44,774	33,564	30,530
Purchases of goods and services	506,753	438,848	439,647
Balances
Accounts receivable	16,803	8,750
Accounts payable	39,667	61,633
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	153	445	381
Purchases of goods and services	29,114	24,456	21,704
Balances
Accounts receivable	35	378
Accounts payable	360	4,019
Fresenius SE | Products
Transactions
Sales of goods and services	3		1
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	4,420	3,819	11,111
Purchases of goods and services	105,832	101,590	81,491
Balances
Accounts receivable	2,003	681
Accounts payable	6,416	8,470
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	44,771	33,564	30,529
Purchases of goods and services	37,279	39,181	40,467
Balances
Accounts receivable	16,803	8,750
Accounts payable	3,405	3,658
Equity method investees | Service Agreements
Transactions
Sales of goods and services	49,052	58,362	82,628
Balances
Accounts receivable	68,300	108,655
Equity method investees | Products
Transactions
Purchases of goods and services	469,474	399,667	€ 399,180
Balances
Accounts payable	€ 36,262	€ 57,975